Derivative Financial Instruments - Effect on the Consolidated Statement of Comprehensive Income (Detail) - Noninterest income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest rate swaps
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (21,698)	$ (12,436)	$ (46,303)	$ (7,599)	$ (11,922)	$ 40,305	$ (19,369)
Mortgage loan commitments
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Income	13	31	27	34	19	375	(1,661)
Mortgage loan forward sale contracts
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (13)	$ (31)	$ (27)	$ (34)	$ (19)	$ (375)	$ 1,661